UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008
Check here if Amendment [  ]; Amendment Number:

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	Aug 5, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		102392

List of Other Included Managers:


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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	INVST	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	DSCRTN	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1733	24900	SHRS	SOLE	24900
Abbott Laboratories	COM	002824100	1878	35456	SHRS	SOLE	35456
AstraZeneca PLC		COM	046353108	1154	27125	SHRS	SOLE	27125
AT&T			COM	00206R102	405	12011	SHRS	SOLE	12011
Automatic Data		COM	053015103	2418	57700	SHRS	SOLE	57700
Berkshire Hathaway B	COM	084670207	3350	835	SHRS	SOLE	835
Boeing Company		COM	097023105	535	8134	SHRS	SOLE	8134
BP PLC			COM	055622104	1430	20560	SHRS	SOLE	20560
Canon Inc		COM	138006309	2489	48602	SHRS	SOLE	48602
Cascade Finl Corp	COM	147272108	83	12711	SHRS	SOLE	12711
Cisco Systems		COM	17275r102	1618	69569	SHRS	SOLE	69569
CityBank		COM	17770a109	100	11604	SHRS	SOLE	11604
Coca Cola		COM	191216100	2780	53490	SHRS	SOLE	53490
ConocoPhillips		COM	20825c104	1954	20703	SHRS	SOLE	20703
Consolidated Edison	COM	209115104	2000	51175	SHRS	SOLE	51175
Costco Wholesale	COM	22160k105	3273	46667	SHRS	SOLE	46667
Daktronics Inc		COM	234264109	1053	52225	SHRS	SOLE	52225
Danaher Inc		COM	235851102	485	6270	SHRS	SOLE	6270
EMC Corp		COM	268648102	1356	92310	SHRS	SOLE	92310
Emerson Electric	COM	291011104	1330	26890	SHRS	SOLE	26890
Encana Corp		COM	292505104	1833	20160	SHRS	SOLE	20160
Exxon Mobil		COM	30231g102	3089	35055	SHRS	SOLE	35055
Frontier Financial	COM	35907k105	1125	132050	SHRS	SOLE	132050
General Electric	COM	369604103	2104	78843	SHRS	SOLE	78843
Gilead Sciences		COM	375558103	222	4200	SHRS	SOLE	4200
GlaxoSmithKline PLC	COM	37733w105	1623	36700	SHRS	SOLE	36700
Hewlett-Packard		COM	428236103	1986	44913	SHRS	SOLE	44913
Horizon Financial	COM	44041f105	695	111385	SHRS	SOLE	111385
Ingersoll-Rand Ltd	COM	G4776g101	1389	37100	SHRS	SOLE	37100
Intel Corp		COM	458140100	2731	127144	SHRS	SOLE	127144
IShares Japan		COM	464286848	2362	189375	SHRS	SOLE	189375
IShares Switzerland	COM	464286749	2551	107250	SHRS	SOLE	107250
Johnson & Johnson	COM	478160104	3282	51003	SHRS	SOLE	51003
Kimberly Clark		COM	494368103	1962	32815	SHRS	SOLE	32815
Marriott Int'l		COM	571903202	1409	53700	SHRS	SOLE	53700
Medtronic Inc		COM	585055106	947	18297	SHRS	SOLE	18297
Microsoft		COM	594918104	4822	175269	SHRS	SOLE	175269
Newmont Mining Corp	COM	651639106	2025	38825	SHRS	SOLE	38825
Novo Nordisk AS		COM	670100205	1542	23370	SHRS	SOLE	23370
Occidental Pete		COM	674599105	1029	11450	SHRS	SOLE	11450
Paccar			COM	693718108	3264	78036	SHRS	SOLE	78036
Pepsico			COM	713448108	2840	44668	SHRS	SOLE	44668
Pfizer			COM	717081103	364	20838	SHRS	SOLE	20838
Plum Creek Timber	COM	729251108	1414	33116	SHRS	SOLE	33116
Procter & Gamble	COM	742718109	3045	50066	SHRS	SOLE	50066
Puget Energy		COM	745310102	975	40632	SHRS	SOLE	40632
Royal Dutch Shell A	COM	780259206	2124	25995	SHRS	SOLE	25995
Schlumberger Ltd	COM	806857108	1248	11620	SHRS	SOLE	11620
Southern Co		COM	842587107	1550	44400	SHRS	SOLE	44400
Starbucks Corp		COM	855244109	1381	87748	SHRS	SOLE	87748
Steinway Musical Ins	COM	858495104	556	21075	SHRS	SOLE	21075
Stryker Corp		COM	863667101	1317	20946	SHRS	SOLE	20946
Tootsie Roll Inds	COM	890516107	810	32218	SHRS	SOLE	32218
Total S A		COM	89151E109	1452	17030	SHRS	SOLE	17030
United Technologies	COM	913017109	1785	28925	SHRS	SOLE	28925
United Parcel Svc	COM	911312106	2025	32935	SHRS	SOLE	32935
Walgreen Company	COM	931422109	2611	80306	SHRS	SOLE	80306
Walt Disney Co		COM	254687106	2064	66155	SHRS	SOLE	66155
Washington Federal	COM	938824109	1415	78187	SHRS	SOLE	78187
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